Financial Instruments - Summary of Carrying Value And Fair Value of Financial Liabilities At Amortized Cost (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Bonds	¥ 9,991	¥ 19,975
Borrowings	60,584	55,048
Total	70,575	75,023
At fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds	10,059	20,119
Borrowings	60,883	54,252
Total	¥ 70,942	¥ 74,371